Share capital (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 27, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 25, 2024	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Number of shares outstanding		11,545,354	15,291,767	11,545,354	6,542,170		4,877,046
Par value per share		$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025
Number of ordinary shares
Number of shares outstanding at beginning of period			11,545,354	6,542,170	4,877,046
Warrants exercised (in shares)			512,820
Shares issued (in shares)	5,440,000	5,440,000	3,233,593	5,003,184	1,665,124
Number of shares outstanding at end of period		11,545,354	15,291,767	11,545,354	6,542,170
Share capital
Share capital at beginning of period			$ 29,000	$ 16,000
Warrants exercised			10,001,000
Shares issued			38,879,000	13,076,000	$ 44,719,000
Share capital at end of period		$ 29,000	38,000	29,000	16,000
Share Capital
Share capital
Share capital at beginning of period			28,863	16,355	12,192
Warrants exercised			1,282
Shares issued			8,084	12,508	4,163
Share capital at end of period		$ 28,863	$ 38,229	$ 28,863	$ 16,355